                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02090

                              Van Kampen Bond Fund
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 6/30

Date of reporting period: 12/31/07

Item 1. Reports to Shareholders.

The Fund's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Bond Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of December 31, 2007.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF THE FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 12/31/07

BOND FUND
SYMBOL: VBF
------------------------------------------------------------
AVERAGE ANNUAL                        BASED ON      BASED ON
TOTAL RETURNS                       MARKET PRICE      NAV

10-year                                4.46%         5.84%

5-year                                 3.85          6.12

1-year                                 0.71          6.35

6-month                                2.18          5.48
------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS, NET ASSET VALUE (NAV) AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND FUND SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The NAV per share is determined by dividing the value of the fund's portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the fund at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions. Total return assumes an investment at the beginning of the period, reinvestment of all distributions for the period in accordance with the fund's dividend reinvestment plan, and sale of all shares at the end of the period.

The Lehman Brothers BBB Corporate Bond Index is generally representative of corporate bonds. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Trust Report

FOR THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2007

MARKET CONDITIONS

Worries surrounding the residential housing downturn persisted throughout the six-month reporting period. Confronted with increasing delinquency rates on subprime loans, high-profile hedge fund collapses, and a series of subprime mortgage related credit downgrades, markets responded severely. This impact was exacerbated by an influx of forced sellers looking to liquidate assets to help meet margin calls and capital withdrawals, which resulted in a flight to quality.

As the subprime mortgage crisis worsened, investors grew increasingly concerned about the impact on financial markets, the financial system, and the broader economy, and demanded additional compensation for owning riskier investments. As a result, credit spreads widened sharply. The subprime debacle severely impacted many major banks and Wall Street firms, which took write-downs and losses on the subprime mortgage loans and securities in their portfolios. Some sold stakes to sovereign funds in exchange for cash infusions needed to bolster their balance sheets.

The Federal Open Market Committee (the "Fed") took steps to ease the liquidity crisis, reducing the target federal funds rate by at total of 1 percent in three separate moves between September and the end of the year, bringing the rate to
4.25 percent. These reductions, coupled with the flight to quality, caused yields across the yield curve to decline, but more so on the short end. As a result, the shape of the yield curve ended the year steeper. Overall, U.S. Treasury securities outperformed all other areas of the fixed income market.

Within the investment-grade corporate sector, higher-rated (AAA) issues outpaced the middle investment grade issues. Industrials and utilities handily outpaced financials, which were hit most by the recent liquidity crisis. Overall, short-term issues outperformed intermediate- and long-dated issues.

Within the high yield sector, spreads were at the tightest levels in over twenty years at the end of May. However, over the balance of the year, spreads widened. Various fundamental factors were supportive of the high-yield market throughout the period, including low default rates, moderate economic growth, favorable earnings trends, and relatively low U.S. Treasury yields. However, other factors such as a higher probability of a recession, concerns of higher default rates in 2008, the lingering liquidity crunch, and the inability to finance many of the leveraged buyouts (LBOs) that occurred earlier in the year, weighed heavily on the market. Overall, medium- and higher-rated issues outperformed those with lower ratings.

PERFORMANCE ANALYSIS

The Fund's return can be calculated based upon either the market price or the net asset value (NAV) of its shares. NAV per share is determined by dividing the value of the Fund's portfolio securities, cash and other assets, less all liabilities and preferred shares, by the total number of common shares outstanding, while market price reflects the supply and demand for the shares. As a result, the two returns can differ, as they did during the reporting period. On an NAV basis, the Fund outperformed its benchmark, the Lehman Brothers BBB Corporate Bond Index. On a market price basis, however, the Fund underperformed its benchmark.

TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2007

------------------------------------------------------------------
                       BASED ON         LEHMAN BROTHERS
      BASED ON NAV   MARKET PRICE   BBB CORPORATE BOND INDEX

         5.48%          2.18%                3.48%
------------------------------------------------------------------

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be higher or lower than the figures shown. Investment return, net asset value and common share market price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost. See Performance Summary for additional performance information and index definition.

Throughout the period, we employed a defensive interest rate strategy by keeping the Fund's duration (a measure of interest-rate sensitivity) shorter than that of the benchmark Lehman Brothers BBB Corporate Bond Index. Although this defensive positioning detracted from performance as Fed easing and the flight to quality caused interest rates to decline, much of that was offset by the Fund's favorable yield-curve positioning. The Fund was underweighted on the longer end of the curve and overweighted on the intermediate portion of the curve, which was particularly additive to performance as the spread between intermediate- and long-dated yields widened and the curve steepened.

The Fund had a few allocations away from the benchmark Lehman Brothers BBB Corporate Bond Index. One of these was a position in Treasury securities, resulting in an underweight relative to the benchmark in corporate credits. This positioning was additive to performance as Treasuries outperformed corporate credit for the reporting year. The Fund also had a small allocation (approximately two percent) to high-yield securities. These holdings were primarily in the higher-quality segment of the sector, which was beneficial as higher-rated issues generally outperformed lower-rated issues during the period. We are looking for areas to take advantage of recent spread widening and add to corporate positions, but we are cautious as we believe the credit market remains vulnerable to potential credit downgrades and/or an economic downturn.

The Trustees have approved a procedure whereby the Fund may, when appropriate, repurchase its shares in the open market or in privately negotiated transactions at a price not above market value or NAV, whichever is lower at the time of purchase. This may help support the market value of the Fund's shares.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

RATINGS ALLOCATION AS OF 12/31/07
AAA/Aaa                                                          31.1%
AA/Aa                                                            14.7
A/A                                                              22.4
BBB/Baa                                                          29.6
BB/Ba                                                             1.9
B/B                                                               0.3

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 12/31/07
U.S. Treasury Obligations                                        16.8%
Banking                                                          13.2
Collateralized Mortgage Obligation                               10.8
Electric                                                          7.5
Noncaptive-Consumer Finance                                       4.8
Wireline                                                          3.8
Diversified Manufacturing                                         3.5
Brokerage                                                         3.4
Retailers                                                         3.0
Media-Cable                                                       2.9
Railroads                                                         2.7
Property & Casualty Insurance                                     2.7
Life Insurance                                                    2.4
Integrated Energy                                                 2.2
Noncaptive-Diversified Finance                                    1.9
Pipelines                                                         1.9
Food/Beverage                                                     1.7
Asset Backed Securities                                           1.3
Supermarkets                                                      1.0
Media-Noncable                                                    1.0
Automotive                                                        1.0
Other Utilities                                                   0.9
REITS                                                             0.8
Pharmaceuticals                                                   0.8
Refining                                                          0.6
Technology                                                        0.6
Services                                                          0.5
Restaurants                                                       0.5
Independent Energy                                                0.5
Chemicals                                                         0.5
Environmental & Facilities Services                               0.4
Distributors                                                      0.3
Health Care                                                       0.3
Oil Field Services                                                0.3
Tobacco                                                           0.2
Home Construction                                                 0.1
                                                                -----
Total Long-Term Investments                                      96.8
Total Short-Term Investments                                      3.2
                                                                -----
Total Investments                                               100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. Ratings are as a percentage of total long-term investments. Summary of Investments by Industry Classification is as a percentage of total investments. Securities are classified by sectors that represent broad groupings of related industries. Ratings allocations based upon ratings as issued by Standard and Poor's and Moody's, respectively. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

CHANGES IN INVESTMENT POLICIES

       The fund approved the following changes/clarifications in its investment policies.

       Foreign and Non-U.S. Dollar Denominated Securities. The Fund may invest a portion or all of its total assets in securities issued by foreign governments or foreign corporations; provided, however, that the Fund may not invest more than 30% of its total assets in non-U.S. dollar denominated securities.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 341-2929.

       In addition to filing a complete schedule of portfolio holdings with the SEC each fiscal quarter, the Fund makes portfolio holdings information available by periodically providing the information on its public web site, www.vankampen.com. The Fund provides a complete schedule of portfolio holdings on the public web site on a calendar-quarter basis approximately 31 calendar days after the close of the calendar quarter. The Fund also provides Top 10 holdings information on the public web site approximately 15 business days following the end of each month. For more information, call (800) 341-2929.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 341-2929 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

VAN KAMPEN BOND FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007 (UNAUDITED)

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON   MATURITY      VALUE
--------------------------------------------------------------------------------------------
           CORPORATE BONDS  66.9%
           AUTOMOTIVE  1.0%
$   535    ArvinMeritor, Inc. ............................. 8.750%   03/01/12   $    501,563
  1,280    DaimlerChrysler NA Holding LLC.................. 8.500    01/18/31      1,618,932
                                                                                ------------
                                                                                   2,120,495
                                                                                ------------

           BANKING  13.0%
    800    Bank of America Corp. .......................... 3.375    02/17/09        789,859
    880    Bank of America Corp. .......................... 4.875    09/15/12        883,076
    670    Bank of America Corp. .......................... 5.750    12/01/17        672,794
    335    Barclays Bank PLC (United Kingdom) (a).......... 6.050    12/04/17        338,177
  1,075    Citigroup, Inc. ................................ 5.250    02/27/12      1,084,293
  1,095    Citigroup, Inc. ................................ 5.875    05/29/37      1,025,357
  2,860    JPMorgan Chase & Co. ........................... 6.750    02/01/11      3,005,056
  2,255    Marshall & Ilsley Bank.......................... 3.800    02/08/08      2,252,123
  1,635    MBNA Corp. (b).................................. 5.307    05/05/08      1,638,028
  2,240    Nationwide Building Society (United Kingdom)
           (a)............................................. 4.250    02/01/10      2,239,070
    465    PNC Bank NA..................................... 6.000    12/07/17        462,083
  1,430    Popular North America, Inc. .................... 4.250    04/01/08      1,427,027
    805    Popular North America, Inc. .................... 5.650    04/15/09        813,129
  2,620    Sovereign Bancorp, Inc. (b)..................... 5.113    03/23/10      2,601,204
  2,700    Unicredito Luxembourg Finance
           (Luxembourg) (a) (b)............................ 5.142    10/24/08      2,695,197
  2,045    Wachovia Capital Trust III (c).................. 5.800    08/29/49      1,828,594
  1,350    Wachovia Corp. ................................. 3.625    02/17/09      1,322,418
    315    Washington Mutual Bank FA....................... 5.500    01/15/13        279,794
    900    Washington Mutual, Inc. ........................ 8.250    04/01/10        859,886
  2,045    Wells Fargo & Co. .............................. 5.625    12/11/17      2,050,110
                                                                                ------------
                                                                                  28,267,275
                                                                                ------------
           BROKERAGE  3.3%
  1,120    Bear Stearns Co., Inc. ......................... 5.550    01/22/17      1,005,485
    710    Bear Stearns Co., Inc. ......................... 6.400    10/02/17        687,194
  2,370    Goldman Sachs Group, Inc. ...................... 6.750    10/01/37      2,329,411
  2,405    Lehman Brothers Holdings, Inc. ................. 6.875    07/17/37      2,358,641
    905    Merrill Lynch & Co., Inc. ...................... 5.700    05/02/17        864,079
                                                                                ------------
                                                                                   7,244,810
                                                                                ------------
           CHEMICALS  0.4%
    320    EI Du Pont de Nemours & Co. .................... 5.000    01/15/13        322,373
    640    ICI Wilmington, Inc. ........................... 4.375    12/01/08        639,260
                                                                                ------------
                                                                                     961,633
                                                                                ------------
           DISTRIBUTORS  0.3%
    585    KeySpan Corp. .................................. 4.900    05/16/08        584,693
                                                                                ------------

           DIVERSIFIED MANUFACTURING  3.4%
  1,345    Brascan Corp. (Canada).......................... 7.125    06/15/12      1,445,249
    685    Brookfield Asset Management, Inc. (Canada)...... 5.800    04/25/17        690,863

See Notes to Financial Statements                                              7

VAN KAMPEN BOND FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON   MATURITY      VALUE
--------------------------------------------------------------------------------------------
           DIVERSIFIED MANUFACTURING (CONTINUED)
$ 1,325    Cooper Industries, Inc. ........................ 5.250%   11/15/12   $  1,366,445
  3,900    General Electric Co. ........................... 5.250    12/06/17      3,899,134
                                                                                ------------
                                                                                   7,401,691
                                                                                ------------
           ELECTRIC  7.4%
  1,740    Arizona Public Service Co. ..................... 5.800    06/30/14      1,739,147
    385    Carolina Power & Light Co. ..................... 5.150    04/01/15        382,467
     65    Detroit Edison Co. ............................. 5.200    10/15/12         65,889
    865    Detroit Edison Co. ............................. 6.125    10/01/10        897,346
    960    Duquesne Light Co., Ser O....................... 6.700    04/15/12      1,028,813
    540    Enel Finance International SA (Luxembourg)
           (a)............................................. 5.700    01/15/13        548,847
    655    Entergy Gulf States, Inc. ...................... 3.600    06/01/08        650,094
  1,600    Entergy Gulf States, Inc. (b)................... 5.523    12/01/09      1,589,952
    425    Entergy Gulf States, Inc. (a) (b)............... 5.896    12/08/08        426,445
  1,030    Exelon Corp. ................................... 6.750    05/01/11      1,077,308
    215    Florida Power Corp. ............................ 5.800    09/15/17        223,729
    255    Indianapolis Power & Light Co. (a).............. 6.300    07/01/13        267,147
    900    NiSource Finance Corp. (b)...................... 5.585    11/23/09        891,707
  1,150    NiSource Finance Corp. ......................... 7.875    11/15/10      1,220,724
  1,080    Ohio Edison Co. ................................ 6.400    07/15/16      1,107,836
  1,270    Ohio Power Co., Ser K........................... 6.000    06/01/16      1,285,875
    685    Pacific Gas & Electric Co. ..................... 5.625    11/30/17        688,368
    270    Pacificorp...................................... 6.250    10/15/37        279,783
    265    PSEG Energy Holdings, LLC....................... 8.625    02/15/08        266,819
    570    Public Service Electric & Gas Co., Ser B........ 5.125    09/01/12        574,679
    570    Union Electric Co. ............................. 6.400    06/15/17        598,431
    300    Virginia Electric and Power Co., Ser B.......... 5.950    09/15/17        309,808
                                                                                ------------
                                                                                  16,121,214
                                                                                ------------
           ENVIRONMENTAL & FACILITIES SERVICES  0.4%
    315    Waste Management, Inc. ......................... 6.875    05/15/09        323,504
    550    Waste Management, Inc. ......................... 7.375    08/01/10        581,304
                                                                                ------------
                                                                                     904,808
                                                                                ------------
           FOOD/BEVERAGE  1.7%
    290    Anheuser-Busch Cos, Inc. ....................... 5.500    01/15/18        296,623
    660    ConAgra Foods, Inc. ............................ 7.000    10/01/28        702,280
    520    ConAgra Foods, Inc. ............................ 8.250    09/15/30        617,719
    450    Kellogg Co. .................................... 5.125    12/03/12        454,257
    865    Kraft Foods, Inc. .............................. 6.000    02/11/13        890,282
    180    Pilgrim's Pride Corp. .......................... 7.625    05/01/15        177,750
    465    Smithfield Foods, Inc., Ser B................... 8.000    10/15/09        471,975
                                                                                ------------
                                                                                   3,610,886
                                                                                ------------
           HEALTH CARE  0.3%
    590    WellPoint, Inc. ................................ 4.250    12/15/09        583,420
                                                                                ------------

           HOME CONSTRUCTION  0.1%
    175    Pulte Homes, Inc. .............................. 6.375    05/15/33        133,451
                                                                                ------------

 8                                             See Notes to Financial Statements

VAN KAMPEN BOND FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON   MATURITY      VALUE
--------------------------------------------------------------------------------------------
           INDEPENDENT ENERGY  0.5%
$ 1,025    Devon Financing Corp., ULC...................... 6.875%   09/30/11   $  1,098,569
                                                                                ------------

           INTEGRATED ENERGY  2.2%
    830    Amerada Hess Corp. ............................. 6.650    08/15/11        876,715
    515    Chesapeake Energy Corp. ........................ 7.625    07/15/13        534,313
    790    Consumers Energy Co., Ser F..................... 4.000    05/15/10        772,501
    455    Consumers Energy Co., Ser H..................... 4.800    02/17/09        454,045
    745    EnCana Corp. (Canada)........................... 6.500    02/01/38        772,449
  1,300    Kinder Morgan, Inc. ............................ 6.500    09/01/12      1,298,699
                                                                                ------------
                                                                                   4,708,722
                                                                                ------------
           LIFE INSURANCE  2.4%
    635    AXA Financial, Inc. ............................ 6.500    04/01/08        637,914
    475    John Hancock Financial Services, Inc. .......... 5.625    12/01/08        479,755
    105    MetLife, Inc. .................................. 6.125    12/01/11        108,975
  1,030    Monumental Global Funding II (a)................ 3.850    03/03/08      1,027,986
    585    Nationwide Financial Services, Inc. ............ 6.250    11/15/11        615,928
    390    Prudential Financial, Inc. ..................... 6.625    12/01/37        394,559
  1,895    Xlliac Global Funding (a)....................... 4.800    08/10/10      1,907,465
                                                                                ------------
                                                                                   5,172,582
                                                                                ------------
           MEDIA-CABLE  2.9%
  1,835    Comcast Cable Communications, Inc. ............. 6.750    01/30/11      1,919,792
     90    Comcast Cable Communications, Inc. ............. 7.125    06/15/13         96,324
    655    Comcast Corp. .................................. 6.500    01/15/15        684,643
    935    Echostar DBS Corp. ............................. 6.375    10/01/11        926,117
  1,505    Time Warner, Inc. (b)........................... 5.109    11/13/09      1,468,621
  1,095    Time Warner, Inc. .............................. 5.875    11/15/16      1,090,131
                                                                                ------------
                                                                                   6,185,628
                                                                                ------------
           MEDIA-NONCABLE  1.0%
    225    Interpublic Group of Cos., Inc. ................ 6.250    11/15/14        192,375
    620    News America, Inc. (a).......................... 6.650    11/15/37        641,622
  1,310    Viacom, Inc. ................................... 6.875    04/30/36      1,317,662
                                                                                ------------
                                                                                   2,151,659
                                                                                ------------
           NONCAPTIVE-CONSUMER FINANCE  4.7%
  1,000    American Express Co. ........................... 4.750    06/17/09      1,000,647
    230    American General Finance Corp. ................. 4.625    05/15/09        229,457
  2,000    American General Finance Corp. ................. 4.625    09/01/10      1,985,154
    665    CIT Group, Inc. ................................ 5.650    02/13/17        584,763
  1,325    Countrywide Home Loans, Inc. ................... 3.250    05/21/08      1,197,462
    150    Household Finance Corp. ........................ 8.000    07/15/10        159,972
  2,560    HSBC Finance Corp. ............................. 6.750    05/15/11      2,657,641
  1,600    SLM Corp. (b)................................... 5.243    07/26/10      1,473,626
    400    Washington Mutual Preferred Funding (a) (c)..... 6.665    12/31/49        236,344
    900    Washington Mutual Preferred Funding (a) (c)..... 9.750    10/29/49        721,053
                                                                                ------------
                                                                                  10,246,119
                                                                                ------------

See Notes to Financial Statements                                              9

VAN KAMPEN BOND FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON   MATURITY      VALUE
--------------------------------------------------------------------------------------------
           NONCAPTIVE-DIVERSIFIED FINANCE  1.8%
$   525    Capital One Financial Corp. .................... 6.750%   09/15/17   $    504,415
  1,195    Capmark Financial Group, Inc. (a)............... 5.875    05/10/12        946,775
    495    Capmark Financial Group, Inc. (a)............... 6.300    05/10/17        369,601
  2,100    General Electric Capital Corp. ................. 4.750    09/15/14      2,078,922
     90    General Electric Capital Corp., Ser A........... 5.875    02/15/12         93,857
                                                                                ------------
                                                                                   3,993,570
                                                                                ------------
           OIL FIELD SERVICES  0.3%
    560    Kinder Morgan Energy Partners, LP............... 5.850    09/15/12        577,166
                                                                                ------------

           OTHER UTILITIES  0.9%
    375    CenterPoint Energy Resources Corp. ............. 6.250    02/01/37        361,049
    225    CenterPoint Energy Resources Corp., Ser B....... 7.875    04/01/13        247,314
  1,295    Plains All American Pipeline.................... 6.700    05/15/36      1,305,554
                                                                                ------------
                                                                                   1,913,917
                                                                                ------------
           PHARMACEUTICALS  0.8%
  1,765    Hospira, Inc. (b)............................... 5.309    03/30/10      1,752,994
                                                                                ------------

           PIPELINES  1.8%
    835    Colorado Interstate Gas Co. .................... 6.800    11/15/15        873,377
    590    Consolidated Natural Gas Co., Ser C............. 6.250    11/01/11        613,797
    390    DCP Midstream, LLC (a).......................... 6.750    09/15/37        395,634
    755    Texas Eastern Transmission Corp. ............... 7.000    07/15/32        847,624
    640    TransCanada Pipelines, Ltd. (Canada)............ 6.200    10/15/37        637,597
    525    Transcontinental Gas Pipe Line Corp. ........... 8.875    07/15/12        595,875
                                                                                ------------
                                                                                   3,963,904
                                                                                ------------
           PROPERTY & CASUALTY INSURANCE  2.7%
  1,445    AIG SunAmerica Global Financing VI (a).......... 6.300    05/10/11      1,502,276
    680    Farmers Exchange Capital (a).................... 7.050    07/15/28        674,081
  1,230    Farmers Insurance Exchange Surplus (a).......... 8.625    05/01/24      1,372,842
  1,800    Mantis Reef, Ltd. (Cayman Islands) (a).......... 4.692    11/14/08      1,806,721
  1,035    Two-Rock Pass Through Trust (Bermuda) (a) (b)... 5.826    02/11/49        414,000
                                                                                ------------
                                                                                   5,769,920
                                                                                ------------
           RAILROADS  2.7%
  1,060    Burlington Northern Santa Fe Corp. ............. 6.125    03/15/09      1,074,282
  1,000    CSX Corp. ...................................... 6.750    03/15/11      1,050,107
  1,035    Union Pacific Corp. ............................ 5.450    01/31/13      1,045,172
  2,600    Union Pacific Corp. ............................ 6.625    02/01/08      2,603,149
                                                                                ------------
                                                                                   5,772,710
                                                                                ------------
           REFINING  0.6%
    720    Enterprise Products Operating, LP, Ser B........ 5.600    10/15/14        719,558
    675    Valero Energy Corp. ............................ 3.500    04/01/09        663,694
                                                                                ------------
                                                                                   1,383,252
                                                                                ------------
           REITS  0.8%
  1,970    iStar Financial, Inc. (b)....................... 5.496    03/09/10      1,767,450
                                                                                ------------

 10                                            See Notes to Financial Statements

VAN KAMPEN BOND FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON   MATURITY      VALUE
--------------------------------------------------------------------------------------------
           RESTAURANTS  0.5%
$ 1,010    Yum! Brands, Inc. .............................. 8.875%   04/15/11   $  1,114,855
                                                                                ------------

           RETAILERS  3.0%
    650    CVS Caremark Corp. ............................. 5.750    08/15/11        666,359
     90    CVS Caremark Corp. ............................. 5.750    06/01/17         90,743
    500    Federated Department Stores, Inc. .............. 6.300    04/01/09        503,985
  1,500    Federated Department Stores, Inc. .............. 6.625    09/01/08      1,511,663
  1,940    Home Depot, Inc. (b)............................ 5.115    12/16/09      1,901,493
    345    JC Penney Corp., Inc. .......................... 5.750    02/15/18        324,670
  1,275    May Department Stores Co. ...................... 5.950    11/01/08      1,278,514
    195    Target Corp. ................................... 6.500    10/15/37        196,640
                                                                                ------------
                                                                                   6,474,067
                                                                                ------------
           SERVICES  0.5%
  1,105    FedEx Corp. .................................... 5.500    08/15/09      1,117,625
                                                                                ------------

           SUPERMARKETS  1.0%
    794    Delhaize America, Inc. ......................... 9.000    04/15/31        921,974
  1,270    Fred Meyer, Inc. ............................... 7.450    03/01/08      1,274,499
                                                                                ------------
                                                                                   2,196,473
                                                                                ------------
           TECHNOLOGY  0.5%
    625    Fiserv, Inc. ................................... 6.800    11/20/17        640,508
    540    Xerox Corp. .................................... 5.500    05/15/12        549,501
                                                                                ------------
                                                                                   1,190,009
                                                                                ------------
           TOBACCO  0.2%
    465    Reynolds American, Inc. ........................ 6.500    07/15/10        478,402
                                                                                ------------

           WIRELINE  3.8%
  2,740    AT&T Corp. ..................................... 8.000    11/15/31      3,374,872
  1,375    France Telecom, SA (France)..................... 8.500    03/01/31      1,788,065
  1,125    SBC Communications, Inc. ....................... 6.150    09/15/34      1,126,783
  1,155    Sprint Capital Corp. ........................... 8.750    03/15/32      1,305,413
    590    Verizon New England, Inc. ...................... 6.500    09/15/11        620,011
                                                                                ------------
                                                                                   8,215,144
                                                                                ------------
           TOTAL CORPORATE BONDS  66.9%......................................    145,179,113
                                                                                ------------

           UNITED STATES TREASURY OBLIGATIONS  16.6%
 16,000    United States Treasury Notes.................... 3.500    02/15/10     16,143,760
  8,400    United States Treasury Notes.................... 4.625    10/31/11      8,805,569
  8,500    United States Treasury Notes.................... 4.750    01/31/12      8,962,196
  1,900    United States Treasury Notes.................... 4.875    04/30/11      2,001,828
                                                                                ------------
           TOTAL UNITED STATES TREASURY OBLIGATIONS..........................     35,913,353
                                                                                ------------

           COLLATERALIZED MORTGAGE OBLIGATIONS  10.6%
    647    American Home Mortgage Assets (b)............... 5.165    06/25/47        522,893
    875    Banc of America Commercial Mortgage, Inc. ...... 5.414    09/10/47        881,788

See Notes to Financial Statements                                             11

VAN KAMPEN BOND FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON   MATURITY      VALUE
--------------------------------------------------------------------------------------------
           COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$   975    Banc of America Commercial Mortgage, Inc. (c)... 5.658%   06/10/49   $    998,718
  1,075    Banc of America Commercial Mortgage, Inc. (c)... 5.745    07/10/17      1,110,637
    850    Bear Stearns Commercial Mortgage Securities
           (c)............................................. 5.694    06/11/50        869,632
  1,600    Bear Stearns Commercial Mortgage Securities
           (c)............................................. 5.712    06/11/40      1,649,568
    875    Citigroup Commercial Mortgage Trust............. 5.431    10/15/49        881,644
    900    Citigroup Commercial Mortgage Trust (c)......... 5.700    12/10/49        927,259
    850    Citigroup/Deutsche Bank Commercial
           Mortgage Trust (c).............................. 5.886    11/15/44        879,152
  1,600    Commercial Mortgage Pass- Through Certificates
           (c)............................................. 5.816    12/10/49      1,661,344
  1,600    Credit Suisse Mortgage Capital Certificates
           (c)............................................. 5.723    06/15/39      1,648,462
  1,400    Greenwich Capital Commercial Funding Corp. ..... 5.444    03/10/39      1,410,957
  1,700    GS Mortgage Securities Corp. II (c)............. 5.799    08/10/45      1,761,658
    788    Harborview Mortgage Loan Trust (b).............. 5.665    01/19/36        622,235
  1,600    JPMorgan Chase Commercial Mortgage
           Securities Corp. ............................... 5.440    06/12/47      1,609,405
    875    JPMorgan Chase Commercial Mortgage
           Securities Corp. (c)............................ 5.746    02/12/49        901,697
  1,400    JPMorgan Chase Commercial Mortgage
           Securities Corp. (c)............................ 5.818    06/15/49      1,451,422
    900    LB-UBS Commercial Mortgage Trust (c)............ 5.858    07/15/40        932,655
    875    LB-UBS Commercial Mortgage Trust (c)............ 5.866    09/15/45        906,899
    299    Luminent Mortgage Trust (b)..................... 5.225    07/25/36        230,063
    575    Mastr Adjustable Rate Mortgages Trust (b)....... 5.715    05/25/47        304,211
    850    Wachovia Bank Commercial Mortgage Trust (c)..... 5.740    06/15/49        874,388
                                                                                ------------
           TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS  10.6%..................     23,036,687
                                                                                ------------

           ASSET BACKED SECURITIES  1.2%
    487    America West Airlines, Inc., Class G............ 7.100    04/02/21        504,009
  1,266    CVS Lease Pass Through Trust (a)................ 6.036    12/10/28      1,219,395
    682    World Financial Properties (a).................. 6.910    09/01/13        712,371
    310    World Financial Properties (a).................. 6.950    09/01/13        324,404
                                                                                ------------
           TOTAL ASSET BACKED SECURITIES.....................................      2,760,179
                                                                                ------------
TOTAL LONG-TERM INVESTMENTS  95.3%
  (Cost $206,530,607)........................................................    206,889,332
                                                                                ------------

 12                                            See Notes to Financial Statements

VAN KAMPEN BOND FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007 (UNAUDITED) continued

DESCRIPTION                                                                           VALUE
-----------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS  3.2%
REPURCHASE AGREEMENTS  2.2%
Banc of America Securities ($1,352,500 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 4.50%, dated 12/31/07, to
be sold on 01/02/08 at $1,352,838)..............................................   $  1,352,500
Citigroup Global Markets, Inc. ($1,202,222 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 4.10%, dated 12/31/07, to
be sold on 01/02/08 at $1,202,496)..............................................      1,202,222
State Street Bank & Trust Co. ($2,247,278 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 3.90%, dated 12/31/07, to
be sold on 01/02/08 at $2,247,765)..............................................      2,247,278
                                                                                   ------------
TOTAL REPURCHASE AGREEMENTS.....................................................      4,802,000
                                                                                   ------------

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS  1.0%
United States Treasury Bill ($2,075,000 par, yielding 4.791%, 01/10/08 maturity)
(d).............................................................................      2,072,611
                                                                                   ------------

TOTAL SHORT-TERM INVESTMENTS
  (Cost $6,874,611).............................................................      6,874,611
                                                                                   ------------

TOTAL INVESTMENTS  98.5%
  (Cost $213,405,218)...........................................................    213,763,943
OTHER ASSETS IN EXCESS OF LIABILITIES  1.5%.....................................      3,363,014
                                                                                   ------------

NET ASSETS  100.0%..............................................................   $217,126,957
                                                                                   ============

Percentages are calculated as a percentage of net assets.

(a) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(b) Floating Rate Coupon

(c) Variable Rate Coupon

(d) All or a portion of this security has been physically segregated in connection with open futures or swap contracts.

See Notes to Financial Statements                                             13

VAN KAMPEN BOND FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007 (UNAUDITED) continued

SWAP AGREEMENTS OUTSTANDING AS OF DECEMBER 31, 2007:

CREDIT DEFAULT SWAPS

                                                            PAY/
                                                           RECEIVE                NOTIONAL
                                REFERENCE      BUY/SELL     FIXED    EXPIRATION    AMOUNT    UPFRONT
       COUNTERPARTY              ENTITY       PROTECTION    RATE        DATE       (000)     PAYMENTS    VALUE
Bank of America, N.A. .....  Centurytel,
                             Inc.                Buy        0.880%    09/20/17     $  530       $0      $ (1,494)
Bank of America, N.A. .....  The Gap, Inc.       Buy        1.190     03/20/12      1,300        0       (23,795)
Goldman Sachs Capital
 Markets, L.P. ............  Dell, Inc.          Buy        0.220     03/20/12      1,095        0         3,286
Goldman Sachs Capital
 Markets, L.P. ............  Motorola, Inc.      Buy        0.150     12/20/11        720        0        12,308
Goldman Sachs Capital
 Markets, L.P. ............  Motorola, Inc.      Buy        0.157     12/20/11      1,500        0        25,255
Goldman Sachs Capital
 Markets, L.P. ............  The Chubb Corp.     Buy        0.100     03/20/12      2,200        0        14,687
Goldman Sachs Capital
 Markets, L.P. ............  The Hartford
                             Financial
                             Services Group,
                             Inc.                Buy        0.120     12/20/11      2,200        0        16,159
JP Morgan Chase Bank,
 N.A. .....................  Union Pacific
                             Corp.               Buy        0.190     12/20/11      1,100        0         5,185
                                                                                             --------   --------
TOTAL CREDIT DEFAULT SWAPS................................................................      $0      $ 51,591
                                                                                             ========   ========

INTEREST RATE SWAPS

                                                   PAY/
                                                 RECEIVE                         NOTIONAL
                                  FLOATING RATE  FLOATING   FIXED   EXPIRATION    AMOUNT
COUNTERPARTY                          INDEX        RATE     RATE       DATE       (000)       VALUE
Citibank, N.A., New York........  USD-LIBOR BBA    Pay      5.275%   10/25/37    $14,700    $  579,589
Citibank, N.A., New York........  USD-LIBOR BBA    Pay      5.414    05/25/17     28,400     1,708,082
Citibank, N.A., New York........  USD-LIBOR BBA    Pay      5.440    05/29/17        975        60,455
Citibank, N.A., New York........  USD-LIBOR BBA    Pay      5.448    08/09/17     30,000     2,302,229
JP Morgan Chase Bank, N.A. .....  USD-LIBOR BBA    Pay      5.448    05/29/17      6,475       405,546
                                                                                            ----------
TOTAL INTEREST RATE SWAPS................................................................   $5,055,901
                                                                                            ----------
TOTAL SWAP AGREEMENTS....................................................................   $5,107,492
                                                                                            ==========

 14                                            See Notes to Financial Statements

VAN KAMPEN BOND FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007 (UNAUDITED) continued

FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 2007:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
LONG CONTRACTS:
U.S. Treasury Notes 5-Year Futures, March 2008 (Current
  Notional Value of $110,281 per contract)..................       7         $ (2,640)
U.S. Treasury Notes 2-Year Futures, March 2008 (Current
  Notional Value of $210,250 per contract)..................      70           15,945
SHORT CONTRACTS:
U.S. Treasury Notes 10-Year Futures, March 2008 (Current
  Notional Value of $113,391 per contract)..................     167          (72,587)
U.S. Treasury Bond Futures, March 2008 (Current Notional
  Value of $116,375 per contract)...........................     252           36,717
                                                                 ---         --------
TOTAL FUTURES CONTRACTS.....................................     496         $(22,565)
                                                                 ===         ========

See Notes to Financial Statements                                             15

VAN KAMPEN BOND FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
December 31, 2007 (Unaudited)

ASSETS:
Total Investments (Cost $213,405,218).......................  $213,763,943
Cash........................................................           504
Swap Contracts..............................................     5,132,781
Interest Receivable.........................................     2,580,741
Other.......................................................         2,117
                                                              ------------
    Total Assets............................................   221,480,086
                                                              ------------
LIABILITIES:
Swap Collateral.............................................     3,551,320
Payables:
  Variation Margin on Futures...............................       229,969
  Income Distributions......................................       122,572
  Investment Advisory Fee...................................        77,243
  Other Affiliates..........................................        17,740
Trustees' Deferred Compensation and Retirement Plans........       241,506
Swap Contracts..............................................        25,289
Accrued Expenses............................................        87,490
                                                              ------------
    Total Liabilities.......................................     4,353,129
                                                              ------------
NET ASSETS..................................................  $217,126,957
                                                              ============
NET ASSET VALUE PER COMMON SHARE ($217,126,957 divided by
  11,308,623 shares outstanding)............................  $      19.20
                                                              ============
NET ASSETS CONSIST OF:
Common Shares ($1.00 par value with 15,000,000 shares
  authorized, 11,308,623 shares issued and outstanding).....  $ 11,308,623
Paid in Surplus.............................................   206,706,494
Net Unrealized Appreciation.................................     5,443,652
Accumulated Undistributed Net Investment Income.............    (1,405,235)
Accumulated Net Realized Loss...............................    (4,926,577)
                                                              ------------
NET ASSETS..................................................  $217,126,957
                                                              ============

 16                                            See Notes to Financial Statements

VAN KAMPEN BOND FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended December 31, 2007 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $ 5,809,130
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................      453,733
Reports to Shareholders.....................................       73,222
Professional Fees...........................................       62,302
Accounting and Administrative Expenses......................       26,410
Transfer Agent Fees.........................................       25,628
Custody.....................................................       12,114
Registration Fees...........................................       10,488
Trustees' Fees and Related Expenses.........................        2,859
Other.......................................................       46,199
                                                              -----------
    Total Expenses..........................................      712,955
    Less Credits Earned on Cash Balances....................          534
                                                              -----------
    Net Expenses............................................      712,421
                                                              -----------
NET INVESTMENT INCOME.......................................  $ 5,096,709
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $   874,861
  Futures...................................................   (2,209,523)
  Swap Contracts............................................     (823,375)
                                                              -----------
Net Realized Loss...........................................   (2,158,037)
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   (2,528,812)
                                                              -----------
  End of the Period:
    Investments.............................................      358,725
    Futures.................................................      (22,565)
    Swap Contracts..........................................    5,107,492
                                                              -----------
                                                                5,443,652
                                                              -----------
Net Unrealized Appreciation During the Period...............    7,972,464
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $ 5,814,427
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $10,911,136
                                                              ===========

See Notes to Financial Statements                                             17

VAN KAMPEN BOND FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                               FOR THE            FOR THE
                                                          SIX MONTHS ENDED      YEAR ENDED
                                                          DECEMBER 31, 2007    JUNE 30, 2007
                                                          ----------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income...................................    $  5,096,709       $ 10,213,317
Net Realized Gain/Loss..................................      (2,158,037)           114,273
Net Unrealized Appreciation During the Period...........       7,972,464          1,526,983
                                                            ------------       ------------
Change in Net Assets from Operations....................      10,911,136         11,854,573

Distributions from Net Investment Income................      (5,201,966)       (10,712,430)
                                                            ------------       ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.....       5,709,170          1,142,143

FROM CAPITAL TRANSACTIONS:
Repurchase of Shares....................................             -0-           (949,378)
                                                            ------------       ------------
TOTAL INCREASE IN NET ASSETS............................       5,709,170            192,765
NET ASSETS
Beginning of the Period.................................     211,417,787        211,225,022
                                                            ------------       ------------
End of the Period (Including accumulated undistributed
  net investment income of $(1,405,235) and
  $(1,299,978), respectively)...........................    $217,126,957       $211,417,787
                                                            ============       ============

 18                                            See Notes to Financial Statements

VAN KAMPEN BOND FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                  SIX MONTHS
                                    ENDED                    YEAR ENDED JUNE 30,
                                 DECEMBER 31,   ----------------------------------------------
                                     2007        2007      2006      2005      2004      2003
                                 -------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD....................    $18.70      $18.59    $19.69    $19.15    $19.78    $18.78
                                    ------      ------    ------    ------    ------    ------
  Net Investment Income.........      0.45(a)     0.90(a)   0.89(a)   0.96      1.03      1.10
  Net Realized and Unrealized
    Gain/Loss...................      0.51        0.15     (1.03)     0.60     (0.54)     1.11
                                    ------      ------    ------    ------    ------    ------
Total from Investment
  Operations....................      0.96        1.05     (0.14)     1.56      0.49      2.21
Less Distributions from Net
  Investment Income.............      0.46        0.94      0.96      1.02      1.12      1.21
                                    ------      ------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE
  PERIOD........................    $19.20      $18.70    $18.59    $19.69    $19.15    $19.78
                                    ======      ======    ======    ======    ======    ======

Common Share Market Price at End
  of the Period.................    $16.75      $16.84    $16.40    $17.80    $17.02    $19.57
Total Return (b)................     2.18%*      8.38%    -2.59%    10.69%    -7.44%    12.67%
Net Assets at End of the Period
  (In millions).................    $217.1      $211.4    $211.2    $223.8    $217.6    $224.7
Ratio of Expenses to Average Net
  Assets........................      .66%        .57%      .59%      .60%      .65%      .65%
Ratio of Net Investment Income
  to Average Net Assets.........     4.72%       4.72%     4.61%     4.90%     5.24%     5.79%
Portfolio Turnover..............       74%*       188%       64%       61%       41%       57%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Total return based on common share market price assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Fund's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

See Notes to Financial Statements                                             19

VAN KAMPEN BOND FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2007 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Bond Fund (the "Fund") is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek interest income while conserving capital.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Fixed income investments are stated at value using market quotations or indications of value obtained from an independent pricing service. Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available as noted above, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Credit default and interest rate swaps are valued using market quotations from brokers. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Fund may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will segregate assets with its custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At December 31, 2007, there were no when-issued or delayed delivery purchase commitments.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INVESTMENT INCOME Interest income is recorded on an accrual basis and dividend income is recorded on the ex-dividend date. Premiums are amortized and discounts are accreted over the expected life of each applicable security.

VAN KAMPEN BOND FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2007 (UNAUDITED) continued

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund adopted the provisions of the Financial Accounting Standards Board's ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainly in Income Taxes on December 31, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other" expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four year period ended December 31, 2007, remains subject to examination by taxing authorities.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. At June 30, 2007, the Fund had an accumulated capital loss carryforward for tax purposes of $1,225,950, which will expire according to the following schedule:

 AMOUNT                                                                 EXPIRATION
$753,340 ............................................................  June 30, 2011
 472,610 ............................................................  June 30, 2015

    At December 31, 2007, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................  $215,046,252
                                                              ============
Gross tax unrealized appreciation...........................  $  2,634,529
Gross tax unrealized depreciation...........................    (3,916,838)
                                                              ------------
Net tax unrealized depreciation on investments..............  $ (1,282,309)
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays quarterly dividends from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains and gains on futures transactions. All short-term capital gains and a portion of futures gains are included as ordinary income for tax purposes.

    The tax character of distributions paid during the year ended June 30, 2007 were as follows:

Distributions paid from:
  Ordinary income...........................................  $10,723,719
  Long-term capital gain....................................          -0-
                                                              -----------
                                                              $10,723,719
                                                              ===========

VAN KAMPEN BOND FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2007 (UNAUDITED) continued

    As of June 30, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $137,366

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sales transactions, post October losses which are not recognized for tax purposes until the first day of the following fiscal year and gains and losses recognized for tax purposes on open futures transactions on June 30, 2007.

F. EXPENSE REDUCTIONS During the six months ended December 31, 2007, the Fund's custody fee was reduced by $534 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $500 million..........................................     .42%
Over $500 million...........................................     .35%

    For the six months ended December 31, 2007, the Fund recognized expenses of approximately $44,800 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended December 31, 2007, the Fund recognized expenses of approximately $9,000 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

VAN KAMPEN BOND FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2007 (UNAUDITED) continued

3. CAPITAL TRANSACTIONS

For the six months ended December 31, 2007 and the year ended June 30, 2007, transactions in common shares were as follows:

                                                                FOR THE            FOR THE
                                                           SIX MONTHS ENDED      YEAR ENDED
                                                           DECEMBER 31, 2007    JUNE 30, 2007
Beginning Shares.........................................     11,308,623         11,362,465
Shares Repurchased*......................................            -0-            (53,842)
                                                              ----------         ----------
Ending Shares............................................     11,308,623         11,308,623
                                                              ==========         ==========

* For the period ended June 30, 2007, the Fund repurchased 53,842 of its shares at an average discount of 8.26% from net asset value per share.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments and U.S. Government securities, were $56,564,270 and $37,618,006, respectively. The cost of purchases and proceeds from sales of long-term U.S. Government securities, including paydowns on mortgage-backed securities, for the period were $94,563,985 and $138,086,951, respectively.

5. MORTGAGE BACKED SECURITIES

The Fund may invest in various types of Mortgage Backed Securities. A Mortgage Backed Security (MBS) is a pass-through security created by pooling mortgages and selling participations in the principal and interest payments received from borrowers. Most of these securities are guaranteed by federally sponsored agencies--Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) or Federal Home Loan Mortgage Corporation (FHLMC). A Collateralized Mortgage Obligation (CMO) is a bond which is collateralized by a pool of MBS's.

    These securities derive their value from or represent interests in a pool of mortgages, or mortgage securities. Mortgage securities are subject to prepayment risk--the risk that, as mortgage interest rates fall, borrowers will refinance and "prepay" principal. A fund holding mortgage securities that are experiencing prepayments will have to reinvest these payments at lower prevailing interest rates. On the other hand, when interest rates rise, borrowers are less likely to refinance resulting in lower prepayments. This can effectively extend the maturity of a fund's mortgage securities resulting in greater price volatility. It can be difficult to measure precisely the remaining life of a mortgage security or the average life of a portfolio of such securities.

    To the extent a fund invests in mortgage securities offered by non-governmental issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers, the Fund may be subject to additional risks. Timely payment of interest and principal of non-governmental issuers are supported by various forms of private insurance or guarantees, including individual loan, title, pool and hazard insurance purchased by the issuer. There can be no assurance that the private insurers can meet their obligations under the policies.

    An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage backed security and could result in losses to a Fund.

VAN KAMPEN BOND FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2007 (UNAUDITED) continued

The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payment on their mortgages.

6. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund may use derivative instruments for a variety of reasons, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    Summarized below are specific types of derivative financial instruments used by the Fund.

A. FUTURES CONTRACTS A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in exchange traded futures contracts on U.S. Treasury securities for duration and risk management purposes and typically closes the contract prior to the delivery date. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the six months ended December 31, 2007, were as follows:

                                                              CONTRACTS
Outstanding at June 30, 2007................................      495
Futures Opened..............................................    1,564
Futures Closed..............................................   (1,563)
                                                               ------
Outstanding at December 31, 2007............................      496
                                                               ======

B. SWAPS CONTRACTS The Fund may enter into credit default swap contracts for hedging purposes or to gain exposure to a credit in which the Fund may otherwise invest. A credit default swap is an agreement between two parties to exchange the credit risk of an issuer. A buyer of a credit default swap is said to buy protection by paying periodic fees in return for a contingent payment from the seller if the issuer has a credit event such as bankruptcy, a failure to pay outstanding obligations or deteriorating credit while the swap is outstanding.

VAN KAMPEN BOND FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2007 (UNAUDITED) continued

A seller of a credit default swap is said to sell protection and thus collects the periodic fees and profits if the credit of the issuer remains stable or improves while the swap is outstanding but the seller in a credit default swap contract would be required to pay an agreed-upon amount, which approximates the notional amount of the swap as disclosed in the table following the Portfolio of Investments, to the buyer in the event of an adverse credit event of the issuer. The Fund accrues for the periodic fees on credit default swaps on a daily basis with the net amount accrued recorded within unrealized appreciation/depreciation of swap contracts. Upon cash settlement of the periodic fees, the net amount is recorded as realized gain/loss on swap contracts on the Statements of Operations. Net unrealized gains are recorded as an asset or net unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The change in value of the swap contracts is reported as unrealized gains or losses on the Statement of Operations. Payments received or made upon entering into a credit default swap contract, if any, are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. Credit default swaps may involve greater risks than if a Fund had invested in the issuer directly. Credit default swaps are subject to general market risk, counterparty risk and credit risk.

    The Fund may also enter into interest rate swaps primarily to preserve a return or spread on a particular investment or portion of its portfolio, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps are contractual agreements to exchange periodic interest payment streams calculated on a predetermined notional principal amount. Interest rate swaps generally involve one party paying a fixed interest rate and the other party paying a variable rate. The Fund will usually enter into interest rate swaps on a net basis, i.e, the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund accrues the net amount with respect to each interest rate swap on a daily basis. This net amount is recorded within unrealized appreciation/depreciation on swap contracts. Upon cash settlement of the periodic payments, the net amount is recorded as realized gain/loss on swap contracts on the Statement of Operations. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    If there is a default by the counterparty to a swap agreement, the Fund will have contractual remedies pursuant to the agreements related to the transaction. Counterparties are required to pledge collateral daily (based on the valuation of each swap) on behalf of the Fund with a value approximately equal to the amount of any unrealized gain. Cash collateral, when received by the Fund, is recorded with an offsetting liability shown on the Statement of Assets and Liabilities. Reciprocally, when the Fund has an unrealized loss on a swap contract, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. Restricted cash, if any, for segregating purposes is shown on the Statement of Assets and Liabilities.

7. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN BOND FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2007 (UNAUDITED) continued

8. ACCOUNTING PRONOUNCEMENT

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. As of December 31, 2007, the Adviser does not believe the adoption of SFAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported on the Statement of Operations for a fiscal period.

VAN KAMPEN BOND FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

STUART N. SCHULDT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
522 Fifth Avenue
New York, New York 10036

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

TRANSFER AGENT

COMPUTERSHARE TRUST COMPANY, N.A.
C/O COMPUTERSHARE INVESTOR SERVICES
P.O. Box 43078
Providence, Rhode Island 02940-3078

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

DELOITTE & TOUCHE LLP
111 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen Bond Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Bond Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(1) Code of Ethics - Not applicable for semi-annual reports.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Van Kampen Bond Fund


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 15, 2008


By: /s/ Stuart N. Schuldt
    ---------------------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: February 15, 2008